PORTFOLIO OF INVESTMENTS
as of August 31, 2023 (Unaudited)
1
Voya Target
Retirement 2060 Fund
Shares RA Value
Percentage
of Net
Assets
EXCHANGE-TRADED FUNDS : 26.5%
7,619  iShares Core S&P Mid-
Cap ETF
$ 2,013,702
5.6
13,410  iShares Core S&P
Small-Cap ETF
1,351,460
3.8
3,384  iShares Core U.S.
Aggregate Bond ETF
327,571
0.9
90,830  Vanguard FTSE
Developed Markets
ETF
4,155,472
11.6
24,312  Vanguard FTSE
Emerging Markets ETF
985,365
2.8
10,608  Vanguard Long-Term
Treasury ETF
637,223
1.8
Total Exchange-Traded
Funds
(Cost $9,218,804)
9,470,793
26.5
MUTUAL FUNDS : 73.5%
Affiliated Investment Companies : 19.0%
133,019  Voya Intermediate
Bond Fund - Class R6
1,135,985
3.2
198,562  Voya Multi-Manager
International Equity
Fund - Class I
1,886,341
5.3
258,271  Voya Multi-Manager
International Factors
Fund - Class I
2,288,278
6.4
147,587
(1)
Voya VACS Series
EME Fund
1,486,205
4.1
6,796,809
19.0
Unaffiliated Investment Companies : 54.5%
391,375  TIAA-CREF S&P
500 Index Fund
- Institutional Class
19,447,419
54.5
Total Mutual Funds
(Cost $24,314,220)
26,244,228
73.5
Total Long-Term
Investments
(Cost $33,533,024)
35,715,021
100.0
Total Investments in
Securities
(Cost $33,533,024) $ 35,715,021 100.0
Assets in Excess of
Other Liabilities 5,409 0.0
Net Assets $ 35,720,430 100.0
(1)
Non-income producing security.

PORTFOLIO OF INVESTMENTS
as of August 31, 2023 (Unaudited) (continued)
2
Voya Target
Retirement 2060 Fund
Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of August 31, 2023 in valuing the assets and liabilities:
Quoted Prices
in Active Markets
for Identical
Investments
(Level 1)
Signiﬁcant
Other
Observable
Inputs
(Level 2)
Signiﬁcant
Unobservable
Inputs
(Level 3)
Fair Value
at
August 31, 2023
Asset Table
Investments, at fair value
Exchange-Traded Funds $ 9,470,793 $ — $ — $ 9,470,793
Mutual Funds 26,244,228 — — 26,244,228
Total Investments, at fair value $ 35,715,021 $ — $ — $ 35,715,021
Transactions with Affiliates
An investment of at least 5% of the voting securities of an issuer, or a company which is under common control with the issuer, results in that issuer becoming an affiliated person as defined by the 1940 Act.
The following table provides transactions during the period ended August 31, 2023, where the following issuers were considered an affiliate:
Issuer
Beginning
Fair Value
at 5/31/2023
Purchases
at Cost
Sales
at Cost
Change In
Unrealized
Appreciation/
(Depreciation)
Ending
Fair
Value at
8/31/2023
Investment
Income
Realized
Gains/
(Losses)
Net
Capital
Gain
Distributions
Voya Intermediate Bond Fund - Class R6 $ 873,227 $ 315,543 $ (39,390) $ (13,395) $ 1,135,985 $ 10,305 $ (1,313) $ —
Voya Multi-Manager International Equity
Fund - Class I 1,430,382 580,963 (138,126) 13,122 1,886,341 — 4,061 —
Voya Multi-Manager International Factors
Fund - Class I 1,716,748 687,666 (161,188) 45,052 2,288,278 — 9,854 —
Voya VACS Series EME Fund — 1,528,827 (6,961) (35,661) 1,486,205 — 118 —
$ 4,020,357 $ 3,112,999 $ (345,665) $ 9,118 $ 6,796,809 $ 10,305 $ 12,720 $ —
The financial statements for the above mutual fund[s] can be found at www.sec.gov.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation $ 2,278,107
Gross Unrealized Depreciation (96,109)
Net Unrealized Appreciation $ 2,181,998